Cover	Dec. 20, 2020	Sep. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 20, 2020
Entity Registrant Name	BARNES & NOBLE EDUCATION, INC.
Entity Tax Identification Number	46-0599018
Entity File Number	1-37499
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	07920
Entity Address, Address Line One	120 Mountainview Blvd.,
Entity Address, State or Province	NJ
Entity Address, City or Town	Basking Ridge,
Local Phone Number	991-2665
Amendment Flag	false
City Area Code	(908)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	BNED
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001634117